April 10, 2014

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Whitehall Funds (the “Trust”)
File No. 33-64845

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated March 31, 2014, filed pursuant to Rule 497(e), for the
Vanguard Selected Value Fund, a series of the above mentioned Trust.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc: Amy Miller, Esq.
U.S. Securities and Exchange Commission